Contingent consideration (Tables)	12 Months Ended
Dec. 31, 2019
Contingent Consideration [Abstract]
Disclosure of contingent liabilities	At December 31, 2019, if all of the remaining milestones are met, the timing of these payments is estimated to occur as follows:

$
2021	6,000
2022	625
2024	1,125
7,750